Schedule of other income (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income
Interest income	$ 1	$ 6,467
Government grants	63,116	148,893	378,682
Exchange gain		96,964	2,553
Reversal of expected credit loss (“ECL”)	2,110
Sundry income	124	2,968
Other income	$ 65,351	$ 255,292	$ 381,235